Components of Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Summary of Changes in Other Comprehensive Loss

Changes in other comprehensive loss under equity of our consolidated statements of financial position for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Foreign currency translation differences of subsidiaries	Net loss on financial investments at FVOCI – net of tax	Net transactions on cash flow hedges – net of tax	Revaluation increment on investment properties – net of tax	Fair value adjustment on sale of property and equipment	Actuarial gains (losses) on defined benefit plans – net of tax	Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	Fair value changes of financial instrument at FVOCI	Total other comprehensive loss attributable to equity holders of PLDT	Share of noncontrolling interests	Total other comprehensive loss – net of tax
	(in million pesos)
Balances as at January 1, 2022	366	(9)	(1,965)	544	—	(35,356)	(14)	(3)	(36,437)	15	(36,422)
Other comprehensive income (loss)	(217)	—	(2,544)	—	—	2,500	(6)	—	(267)	10	(257)
Closing of other comprehensive income cashflow hedges to retained earnings	—	—	1,222	—	—	—	—	—	1,222	—	1,222
Balances as at December 31, 2022	149	(9)	(3,287)	544	—	(32,856)	(20)	(3)	(35,482)	25	(35,457)

Balances as at January 1, 2021	701	(9)	(1,202)	508	108	(35,720)	(37)	(1)	(35,652)	9	(35,643)
Other comprehensive income (loss)	(335)	—	(763)	36	(108)	364	23	(2)	(785)	6	(779)
Balances as at December 31, 2021	366	(9)	(1,965)	544	—	(35,356)	(14)	(3)	(36,437)	15	(36,422)

Balances as at January 1, 2020	722	(9)	(896)	508	108	(31,763)	—	(38)	(31,368)	15	(31,353)
Other comprehensive income (loss)	(21)	—	(306)	—	—	(3,957)	(37)	37	(4,284)	(6)	(4,290)
Balances as at December 31, 2020	701	(9)	(1,202)	508	108	(35,720)	(37)	(1)	(35,652)	9	(35,643)